UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULES OF INVESTMENTS

Smith Barney Allocation Series Inc.

High Growth Portfolio

Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Income Portfolio

FORM N-Q

OCTOBER 31, 2004

HIGH GROWTH PORTFOLIO

Schedules of Investments (unaudited)		October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS- 99.6%
1,019,746	Smith Barney Aggressive Growth Fund Inc.	$91,715,944
3,530,428	Smith Barney Funds, Inc.- Large Cap Value Fund	53,097,637
3,975,766	Smith Barney Income Funds - Smith Barney High Income Fund	27,949,637
6,443,417	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	77,514,307
3,059,382	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	29,461,848
2,035,017	Smith Barney Investment Series - SB Growth and Income Fund	29,405,995
5,294,292	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	108,374,163
1,722,474	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	36,275,305
9,373,017	Smith Barney Small Cap Core Fund, Inc.	145,094,303
4,606,832	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	61,593,345

	TOTAL UNDERLYING FUNDS - 99.6% (Cost - $605,543,843)	660,482,484

FACE AMOUNT
REPURCHASE AGREEMENT - 0.5%
$2,904,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $2,904,445; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $2,962,082) (Cost - $2,904,000)	2,904,000

	TOTAL INVESTMENTS - 100.1% (Cost - $608,447,843*)	663,386,484
	Liabilities in Excess of Other Assets - (0.1%)	(436,200)

	TOTAL NET ASSETS - 100%	$662,950,284

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments

GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)		October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS - 99.7%
446,056	Smith Barney Aggressive Growth Fund Inc.	$40,118,272
6,394,935	Smith Barney Funds, Inc. - Large Cap Value Fund	96,179,823
8,652,578	Smith Barney Income Funds - Smith Barney High Income Fund	60,827,625
3,130,853	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	31,089,371
3,145,528	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	37,840,696
4,600,172	Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund	60,032,249
3,422,628	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	32,959,907
3,397,882	Smith Barney Investment Series - SB Growth and Income Fund	49,099,399
4,611,378	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	94,394,900
1,467,380	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	30,903,020
2,666,960	Smith Barney Small Cap Core Fund, Inc.	41,284,532
3,372,984	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	45,096,799

	TOTAL UNDERLYING FUNDS (Cost - $645,088,385)	619,826,593

FACE AMOUNT
REPURCHASE AGREEMENT - 0.3%
$1,935,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $1,935,297; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $1,973,701) (Cost - $1,935,000)	1,935,000

	TOTAL INVESTMENTS - 100.0% (Cost - $647,023,385*)	621,761,593
	Other Assets in Excess of Liabilities - 0.0%	191,538

	TOTAL NET ASSETS - 100.0%	$621,953,131

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

BALANCED PORTFOLIO

Schedules of Investments (unaudited) (continued)		October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS - 99.5%
3,581,920	Smith Barney Appreciation Fund Inc.	$50,540,888
3,566,935	Smith Barney Fundamental Value Fund Inc.	51,042,845
986,432	Smith Barney Funds, Inc. - Large Cap Value Fund	14,835,938
3,938,159	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	16,619,033
2,415,604	Smith Barney Income Funds - SB Convertible Fund	41,355,141
8,367,817	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	57,654,258
3,728,630	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	37,025,292
3,496,816	Smith Barney Investment Series - SB Growth and Income Fund	50,528,986
974,169	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	19,941,229
2,883,248	Smith Barney Managed Governments Fund Inc.	36,617,251
1,379,374	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	18,442,234

	TOTAL UNDERLYING FUNDS (Cost - $390,255,714)	394,603,095

FACE AMOUNT
REPURCHASE AGREEMENT - 0.4%
$1,471,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $1,471,226; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $1,500,421) (Cost - $1,471,000)	1,471,000

	TOTAL INVESTMENTS - 99.9% (Cost - $391,726,714*)	396,074,095
	Other Assets in Excess of Liabilities - 0.1%	255,445

	TOTAL NET ASSETS - 100.0%	$396,329,540

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

CONSERVATIVE PORTFOLIO

Schedules of Investments (unaudited) (continued)		October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS - 99.9%
841,473	Smith Barney Appreciation Fund Inc.	$11,873,186
415,884	Smith Barney Fundamental Value Fund Inc.	5,951,294
1,235,585	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	5,214,168
672,584	Smith Barney Income Funds - SB Convertible Fund	11,514,639
3,524,231	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	24,281,953
1,714,982	Smith Barney Income Funds - Smith Barney High Income Fund	12,056,324
625,622	Smith Barney Investment Series Inc. - SB Growth and Income Fund	9,040,235
1,198,934	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	11,905,412
221,867	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	2,669,066
282,118	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	5,774,952
1,394,026	Smith Barney Managed Governments Fund Inc.	17,704,130

	TOTAL UNDERLYING FUNDS (Cost - $120,810,726)	117,985,359

FACE AMOUNT
REPURCHASE AGREEMENT - 0.4%
$473,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $473,073; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $482,460) (Cost - $473,000)	473,000

	TOTAL INVESTMENTS - 100.3% (Cost - $121,283,726*)	118,458,359
	Liabilities in Excess of Other Assets - (0.3)%	(353,715)

	TOTAL NET ASSETS - 100.0%	$118,104,644

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)		October 31, 2004

SHARES	DESCRIPTION	VALUE
UNDERLYING FUNDS - 99.0%
183,781	Smith Barney Appreciation Fund Inc.	$2,593,153
1,154,381	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	4,871,489
163,899	Smith Barney Income Funds - Smith Barney Capital and Income Fund	2,589,608
147,757	Smith Barney Income Funds - SB Convertible Fund	2,529,592
1,504,906	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	10,368,802
1,481,226	Smith Barney Income Funds - Smith Barney High Income Fund	10,413,016
783,629	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	7,781,432
815,248	Smith Barney Managed Governments Fund Inc.	10,353,653

	TOTAL UNDERLYING FUNDS - 99.0% (Cost - $55,619,464)	51,500,745

FACE AMOUNT
REPURCHASE AGREEMENT - 0.7%
$358,000	Goldman, Sachs & Co. dated 10/29/04, 1.840% due 11/1/04; Proceeds at maturity - $358,055; (Fully collateralized by U.S. Treasury Bills, Notes, Bonds and Inflation-Indexed Bonds, 0.000% to 10.625% due 12/2/04 to 4/15/29; Market value - $365,160) (Cost - $358,000)	358,000

	TOTAL INVESTMENTS - 99.7% (Cost - $55,977,464*)	51,858,745
	Other Assets in Excess of Liabilities - 0.3%	165,656

	TOTAL NET ASSETS - 100%	$52,024,401

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

High Growth, Growth, Balanced, Conservative and Income Portfolios (“Funds”) are separate non-diversified investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Company and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

2. Investments

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Growth Portfolio	$122,687,563	$(67,748,922)	$54,938,641
Growth Portfolio	62,198,287	(87,460,079)	(25,261,792)
Balanced Portfolio	22,311,124	(17,963,743)	4,347,381
Conservative Portfolio	5,933,940	(8,759,307)	(2,825,367)
Income Portfolio	1,730,114	(5,848,833)	(4,118,719)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Allocation Series Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date December 28, 2004

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date December 28, 2004